Document and Entity Information	Jan. 23, 2020
Cover [Abstract]
Entity Registrant Name	INTERNATIONAL PAPER CO /NEW/
Entity Address, State or Province	TN
Amendment Flag	false
Entity Central Index Key	0000051434
Document Type	8-K
Document Period End Date	Jan. 23, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-3157
Entity Tax Identification Number	13-0872805
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, Postal Zip Code	38197
City Area Code	(901)
Local Phone Number	419-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	IP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false